T. ROWE PRICE Institutional Emerging Markets Equity Fund
January 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.3%
Common Stocks 2.3%
Globant (USD) (1) 26,667 6,288
MercadoLibre (USD) (1) 4,377 7,493
Total Argentina (Cost
$8,788
)
13,781
BRAZIL 7.0%
Common Stocks 7.0%
B3  2,525,502 6,667
Hypera  481,695 3,089
Klabin  807,852 3,485
Localiza Rent a Car  993,238 10,908
Localiza Rent a Car, Rights,
2/6/24 (1) 3,284 7
Raia Drogasil  2,092,183 10,684
Vale, ADR (USD)  302,369 4,139
WEG  562,135 3,665
Total Brazil (Cost
$35,539
)
42,644
CHINA 21.5%
Common Stocks 14.6%
Alibaba Group Holding (HKD)  484,124 4,342
Alibaba Group Holding, ADR (USD)  108,603 7,838
Jiumaojiu International Holdings
(HKD)  2,759,000 1,625
KE Holdings, ADR (USD)  474,405 6,722
Li Auto, ADR (USD) (1) 300,180 8,309
Nongfu Spring, Class H (HKD)  626,200 3,399
PDD Holdings, ADR (USD) (1) 67,299 8,538
Tencent Holdings (HKD)  514,700 17,866
Yum China Holdings (HKD)  56,250 1,936
Yum China Holdings (USD)  515,151 17,819
Zhongsheng Group Holdings (HKD)  4,493,000 7,584
ZTO Express Cayman, ADR (USD)  217,600 3,560
89,538
Common Stocks - China A
Shares 6.9%
Chacha Food, A Shares (CNH)  395,400 1,676
Chacha Food, A Shares (2) 275,100 1,169
Fuyao Glass Industry Group, A
Shares (CNH)  2,156,100 11,419
Hangcha Group, A Shares (CNH)  974,300 3,110
Hongfa Technology, A Shares (CNH)  627,800 1,957
Kweichow Moutai, A Shares (CNH)  13,600 3,037
Shenzhen Inovance Technology, A
Shares (CNH)  177,300 1,380
Shenzhen Mindray Bio-Medical
Electronics, A Shares (CNH)  92,000 3,436
Yifeng Pharmacy Chain, A Shares
(CNH)  1,941,416 10,239
Zhejiang Dingli Machinery, A Shares
(CNH)  316,600 2,272
Shares $ Value
(Cost and value in $000s)
ZWSOFT Guangzhou, A Shares (2) 222,348 2,239
41,934
Total China (Cost
$158,198
)
131,472
HONG KONG 3.2%
Common Stocks 3.2%
AIA Group  1,151,400 9,030
Budweiser Brewing APAC  2,016,400 3,178
Jardine Matheson Holdings (USD)  136,600 5,485
Wharf Real Estate Investment  538,000 1,576
Total Hong Kong (Cost
$19,868
)
19,269
HUNGARY 0.6%
Common Stocks 0.6%
OTP Bank  78,546 3,640
Total Hungary (Cost
$2,460
)
3,640
INDIA 16.7%
Common Stocks 16.7%
Asian Paints  134,588 4,791
Axis Bank  456,363 5,866
HDFC Asset Management  102,321 4,417
HDFC Bank  327,790 5,765
HDFC Life Insurance  964,217 6,691
Hindustan Unilever  169,447 5,053
ICICI Bank  688,940 8,504
Infosys  708,360 14,087
Jio Financial Services (1) 348,771 1,043
Kotak Mahindra Bank  390,937 8,598
Larsen & Toubro  105,840 4,431
Reliance Industries  543,809 18,662
Tata Consultancy Services  98,308 4,501
Titan  61,362 2,731
Voltas  531,611 6,969
Total India (Cost
$83,965
)
102,109
INDONESIA 2.6%
Common Stocks 2.6%
Bank Central Asia  15,718,000 9,510
Bank Mandiri Persero  8,005,100 3,370
Sumber Alfaria Trijaya  16,089,900 2,701
Total Indonesia (Cost
$9,621
)
15,581
MALAYSIA 0.5%
Common Stocks 0.5%
CIMB Group Holdings  2,403,800 3,166
Total Malaysia (Cost
$2,816
)
3,166

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 4.3%
Common Stocks 4.3%
Becle  596,189 1,109
Gruma, Class B  226,959 4,247
Grupo Financiero Banorte, Class O  446,904 4,544
Grupo Mexico, Series B  676,333 3,486
Wal-Mart de Mexico  3,104,505 12,823
Total Mexico (Cost
$18,528
)
26,209
NETHERLANDS 1.3%
Common Stocks 1.3%
Prosus  260,944 7,718
Total Netherlands (Cost
$8,493
)
7,718
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  22,249 3,303
Total Peru (Cost
$3,242
)
3,303
PHILIPPINES 1.7%
Common Stocks 1.7%
BDO Unibank  2,211,552 5,693
Jollibee Foods  1,063,860 4,800
Universal Robina  80,220 159
Total Philippines (Cost
$8,827
)
10,652
PORTUGAL 0.5%
Common Stocks 0.5%
Jeronimo Martins  127,613 2,902
Total Portugal (Cost
$2,881
)
2,902
QATAR 1.3%
Common Stocks 1.3%
Qatar National Bank  1,821,433 7,747
Total Qatar (Cost
$9,149
)
7,747
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 1,397,220 —
Total Russia (Cost
$2,303
)
—
SAUDI ARABIA 4.4%
Common Stocks 4.4%
Al Rajhi Bank  127,233 2,840
Arabian Internet & Communications
Services  12,916 1,127
Shares $ Value
(Cost and value in $000s)
Nahdi Medical  46,978 1,762
Saudi Awwal Bank  289,831 2,769
Saudi Basic Industries  281,344 5,832
Saudi National Bank  1,188,812 12,838
Total Saudi Arabia (Cost
$26,456
)
27,168
SOUTH AFRICA 3.1%
Common Stocks 3.1%
Bid  147,935 3,580
Capitec Bank Holdings  61,117 6,509
Clicks Group  332,183 5,340
Woolworths Holdings  966,989 3,587
Total South Africa (Cost
$15,153
)
19,016
SOUTH KOREA 8.5%
Common Stocks 8.5%
LG Chem  30,825 9,996
Samsung Electronics  663,634 36,060
SK Hynix  59,851 5,993
Total South Korea (Cost
$24,082
)
52,049
TAIWAN 12.7%
Common Stocks 12.7%
ASE Technology Holding  885,000 3,827
Chailease Holding  886,460 4,907
MediaTek  261,000 8,054
Taiwan Semiconductor
Manufacturing  3,026,219 60,580
Total Taiwan (Cost
$25,667
)
77,368
THAILAND 1.4%
Common Stocks 1.4%
Bangkok Dusit Medical Services,
NVDR  4,148,900 3,216
Bumrungrad Hospital  468,200 3,167
Siam Cement  284,200 2,163
Total Thailand (Cost
$8,425
)
8,546
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
First Abu Dhabi Bank  895,606 3,571
Total United Arab Emirates (Cost
$2,454
)
3,571
UNITED STATES 2.1%
Common Stocks 2.1%
Las Vegas Sands  264,153 12,922

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
Total United States (Cost
$13,592
)
12,922
VIETNAM 0.6%
Common Stocks 0.6%
Bank for Foreign Trade of
Vietnam (1) 983,237 3,559
Total Vietnam (Cost
$3,556
)
3,559
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve
Fund, 5.40% (4)(5) 14,900,583 14,901
Total Short-Term Investments
(Cost $14,901) 14,901
Total Investments in
Securities 99.8%
(Cost $508,964) $ 609,293
Other Assets Less Liabilities 0.2% 1,322
Net Assets 100.0% $ 610,615
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 125+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government Reserve Fund, 5.40% $ 7  ¤  ¤ $ 14,901^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $125 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $14,901.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E146-054Q1 01/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 86,931 $ 507,461 $ — $ 594,392
Short-Term Investments 14,901 — — 14,901
Total $ 101,832 $ 507,461 $ — $ 609,293